Accounts Receivable, Net (Accounts Receivable and Allowance for Doubtful Accounts) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable		¥ 23,514	¥ 23,435
Less: Allowance for doubtful accounts		(1,565)	(2,135)	¥ (2,849)	¥ (2,186)
Accounts receivable, net	$ 3,303	¥ 21,949	¥ 21,300